Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information
For the year ended December 31,	2025	2024
Non-cash items:
Accrued share issuance and finance costs	$-	$43
Accrued interest expense	$3,020	$4,746
Change in accounts payable and accrued liabilities relating to exploration and evaluation assets	$3,952	$-
Share based compensation relating to exploration and evaluation assets	$120	$-
Right of use asset acquired	$317	$549